State Street SPDR MSCI Emerging Markets StrategicFactors ETF Average Annual Total Returns	12 Months Ended	16 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Factor Mix A-Series Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.59%		5.16%		7.59%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	20.65%	7.91%	8.61%	8.41%
State Street SPDR MSCI Emerging Markets StrategicFactors ETF
Prospectus [Line Items]
Average Annual Return, Percent	21.24%		4.68%		7.09%
State Street SPDR MSCI Emerging Markets StrategicFactors ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.86%		3.88%		6.38%
State Street SPDR MSCI Emerging Markets StrategicFactors ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.53%		3.72%		5.73%